COMMITMENTS AND CONTINGENCIES - Narrative (Details) - CAD ($) $ in Millions	Nov. 18, 2022	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reduced construction commitments amount			$ 264
Payments For Distributions To Bankruptcy	$ 102
Letters of credit outstanding, amount		$ 198		$ 135